Investments (Net Unrealized Investment Gains Losses) (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Components of net unrealized investment gains (losses) included in accumulated other comprehensive loss
Fixed maturity securities	$ 30,367	$ 16,672	$ 33,641
Fixed maturity securities with noncredit OTTI losses in AOCI	(112)	(218)	(361)
Total fixed maturity securities	30,255	16,454	33,280
Equity securities	608	390	97
Derivatives	1,761	375	1,274
Other	149	(73)	(30)
Subtotal	32,773	17,146	34,621
Future policy benefits	(2,886)	(898)	(6,049)
DAC and VOBA related to noncredit OTTI losses recognized in AOCI	(4)	6	19
DAC, VOBA and DSI	(1,946)	(1,190)	(2,485)
Policyholder dividend obligation	(3,155)	(1,771)	(3,828)
Subtotal	(7,991)	(3,853)	(12,343)
Deferred income tax benefit (expense) related to noncredit OTTI losses recognized in AOCI	42	73	119
Deferred income tax benefit (expense)	(8,556)	(4,956)	(7,973)
Net unrealized investment gains (losses)	16,268	8,410	14,424
Net unrealized investment gains (losses) attributable to noncontrolling interests	(33)	4	(5)
Net unrealized investment gains (losses) attributable to MetLife, Inc.	$ 16,235	$ 8,414	$ 14,419	$ 8,674